Cover Page	12 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	NEXTRACKER INC.
Entity Central Index Key	0001852131
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	3990
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	36-5047383
Entity Address, Address Line One	6200 Paseo Padre Parkway
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94555
City Area Code	510
Local Phone Number	270-2500
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Léah Schlesinger, Esq.
Entity Address, Address Line One	6200 Paseo Padre Parkway
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94555
City Area Code	510
Local Phone Number	270-2500